Financial assets and liabilities - Net debt and available liquidity (Details) € in Millions, $ in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Financial assets and liabilities
Amount drawn	$ 3,784			$ 3,630
Available liquidity	337			415
Deferred debt issue costs	(33)			(38)
Net borrowings	3,751			3,592
Cash, cash equivalents and restricted cash	(182)		$ (124)	(555)		$ (436)	$ (225)	$ (463)
Derivative financial instruments used to hedge foreign currency and interest rate risk	12
Net debt	3,581			3,037
Total Available Liquidity	519			970
Borrowings.
Financial assets and liabilities
Fair Value	2,847			2,742
2.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 450			€ 450
Amount drawn	$ 489	€ 450		$ 480	€ 450
Stated interest rate	2.00%	2.00%		2.00%	2.00%
3.250% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 600			$ 600
Amount drawn	$ 600			$ 600
Stated interest rate	3.25%	3.25%		3.25%	3.25%
6.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 600			$ 600
Amount drawn	$ 600			$ 600
Stated interest rate	6.00%	6.00%		6.00%	6.00%
3.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 500			€ 500
Amount drawn	$ 543	€ 500		$ 533	€ 500
Stated interest rate	3.00%	3.00%		3.00%	3.00%
4.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable - Notes	$ 1,050			$ 1,050
Amount drawn	$ 1,050			$ 1,050
Stated interest rate	4.00%	4.00%		4.00%	4.00%
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable - Notes	$ 407			$ 415
Maximum amount drawable	337			415
Amount drawn	70
Available liquidity	$ 337			415
Draw percentage threshold which, when exceeded, will trigger a fixed charge coverage covenant	90.00%	90.00%
Lease obligations
Financial assets and liabilities
Amount drawn	$ 392			327
Other borrowings
Financial assets and liabilities
Amount drawn	$ 40			$ 40